Loans and Financing	12 Months Ended
Dec. 31, 2025
Loans and Financing [Abstract]
Loans and financing

Note 13. Loans and financing

The outstanding balance of loans and financing at December 31, 2025 and 2024 are summarized as follows:

			Years ended December 31,
	Interest Rate	Maturity	2025	2024
Loans:
Itau Bank	1.00% per month	2026	47	-
Itau Bank	1.83% per month	2027	50	-
Bradesco Bank	29.84% per annum	2026	14	178
Santander Bank	23.14% per annum	2025	-	2,206
Bradesco Bank	20.98% per annum	2027	361	503
Bossa Nova	CDI – 14.90%	2026	286	-
Total			758	2,887
Current			569	2,512
Non-current			189	375

Per the terms of the bank loan agreements, the institution may consider the loan to be due early in the case of certain events such as corporate reorganization or change of control. As of the date of these financial statements, there have been no calls for early maturity of the loans.

The amounts recorded in non-current liabilities for the years ended December 31, 2025, and 2024 have the following maturity schedule:

Years ended December 31,
2025
2026	-
2027	189
Non-current liabilities	189

The following is a summary of loan activity for the years ended December 31, 2025, 2024, and 2023:

Balance as of January 1, 2024	5,289
Additions	3,931
Interest accrual	386
Principal payments	(6,624)
Interest payments	(95)
Balance as of December 31, 2024	2,887
Additions	955
Interest accrual	235
Principal payments	(2,937)
Interest payments	(382)
Balance as of December 31, 2025	758

Accounts payable to suppliers

The breakdown of Trade and other payables is as follows:

	12/31/2025	12/31/2024
Suppliers- National and foreign	56,897	61,284
Trade accounts payable	56,897	61,284